UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036 (Name and address of agent for service) With Copies To:
Andrew E. Seaberg
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000 Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

TRUST FOR CREDIT UNIONS – GOVERNMENT MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

TRUST FOR CREDIT UNIONS - SHORT DURATION PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

TRUST FOR CREDIT UNIONS - ULTRA-SHORT DURATION PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Credit Unions

By (Signature and Title)*   /s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer

Date:          July 19, 2021

* Print the name and title of each signing officer under his or her signature.